Income Taxes - Summary of Reconciliation of Deferred Tax Assets and Liabilities, Net (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2022 USD ($)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred Tax (Liability) Asset Beginning Balance	$ 77,822,839	$ 66,303,077	$ 88,074,856
Deferred tax benefit	1,455,448	19,623,461	12,292,014
Translation effect	(1,644,500)	(727,099)	375,105
Deferred tax benefit recognized in OCI	10,985,695	(4,176,197)	(26,472,481)
Deferred taxes acquired in business combinations	(11,571)		(2,580,552)
Hyperinflationary effect in Argentina	(942,751)	(3,540,962)	(5,385,865)
Disposals (Note 2Ac)	(3,856,459)	(1,203,203)
Effect On SpinOff	14,607,050
Related discontinued operation		1,543,762
Deferred tax (liability) asset ending balance	98,415,751	77,822,839	66,303,077
Presented in the consolidated statements of financial position as follows:
Deferred income tax assets	128,717,811	127,287,934	115,370,240	$ 6,630
Deferred income tax liabilities	(30,302,060)	(49,465,095)	(49,067,163)	$ (1,561)
Deferred tax assets and liabilities, net	$ 98,415,751	$ 77,822,839	$ 66,303,077